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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number:
                                              -----------

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marshfield Associates
Address: 21 Dupont Circle, NW
         Suite 500
         Washington, DC 20036

Form 13F File Number: 28-03998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Olayinka Odeniran
Title:   CCO
Phone:   (202) 828-6200

Signature, Place, and Date of Signing:

    /s/ Olayinka Odeniran               Washington, DC            8-15-12
----------------------------------   ---------------------   ----------------
        [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number                       Name

28-
--------------------------                 ------------------------------------
[Repeat as necessary.]

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Marshfield Associates
FORM 13F

                               41089

                                                                                                         Voting Authority
                                                            Value   Shares/ Sh/ Put/ Invstmt  Other   ----------------------
Name of Issuer                 Title of class     CUSIP    (x$1000) Prn Amt Prn Call Dscretn Managers    Sole    Shared  None
------------------------------ -------------- ------------ -------- ------- --- ---- ------- -------- ---------- ------ ------
Arch Capital Group Ltd         COM            G0450A105       82079 2067993 SH       Sole                1923797        144196
Berkshire Hathaway Class A     COM            084670108       16743     134 SH       Sole                    127             7
Berkshire Hathaway Class B     COM            084670702       28905  346874 SH       Sole                 331465         15409
Brown & Brown, Inc.            COM            115236101       98740 3620815 SH       Sole                3387673        233142
C.H. Robinson Worldwide Inc.   COM            12541W209       26272  448866 SH       Sole                 410641         38225
Capital Source Inc             COM            14055X102       31892 4745814 SH       Sole                4412482        333332
Devon Energy Corp              COM            25179M103        9584  165266 SH       Sole                 154345         10921
Expeditors International of Wa COM            302130109       29992  773998 SH       Sole                 718432         55566
Fairfax Financial Hldgs LTD    COM            303901102      116180  296605 SH       Sole                 277480         19125
Fastenal Co                    COM            311900104       35330  876452 SH       Sole                 801450         75002
Goldman Sachs Group Inc        COM            38141G104       46289  482884 SH       Sole                 451646         31238
HomeFed Corp                   COM            43739D307         443   19125 SH       Sole                  19125
Leucadia National Corporation  COM            527288104       52858 2485112 SH       Sole                2307474        177638
Martin Marietta Materials      COM            573284106       45170  573082 SH       Sole                 536706         36376
Mastercard Inc Class A         COM            57636Q104       26745   62182 SH       Sole                  58885          3297
Mc Donald's Corporation        COM            580135101        9428  106491 SH       Sole                  97038          9453
Moody's Corp.                  COM            615369105       51523 1409668 SH       Sole                1303892        105776
NVR Inc.                       COM            62944T105       47415   55782 SH       Sole                  50696          5086
Strayer Education Inc          COM            863236105         888    8141 SH       Sole                   8141
Symetra Financial Corp         COM            87151Q106        8954  709502 SH       Sole                 697750         11752
Toll Brothers Inc              COM            889478103       70047 2356118 SH       Sole                2199510        156608
US Bancorp                     COM            902973304       53439 1661675 SH       Sole                1550994        110681
Union Pacific Corporation      COM            907818108       20201  169314 SH       Sole                 158364         10950
Verisk Analytics Inc Class A   COM            92345Y106         398    8082 SH       Sole                   6871          1211
Visa Inc Cl A                  COM            92826C839       10813   87460 SH       Sole                  77817          9643
Wells Fargo & Company          COM            949746101      107524 3215419 SH       Sole                3000671        214748
YUM! Brands Inc                COM            988498101       91744 1424151 SH       Sole                1343959         80192
REPORT SUMMARY                             27 DATA RECORDS  1119595           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED